Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, commodity purchase contracts and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their fair values because of the nature of such instruments. The fair values of our outstanding notes and our New Term Loan Facility, as shown in the table below, are based on quoted market values. Our commodity purchase contracts are fair valued with Level 2 inputs based on quoted market values for similar but not identical financial instruments. When computed for the purposes of impairment testing, the fair values of our goodwill and other acquired intangible assets are determined using Level 3 inputs. For further details concerning the fair value of goodwill and other intangible assets, see Note 8 of the Notes to the Consolidated Financial Statements.

The FASB’s ASC 820-10 establishes a fair value hierarchy that prioritizes observable and unobservable inputs to valuation techniques used to measure fair value. These levels, in order of highest to lowest priority are described below:

Level 1—	Quoted prices (unadjusted) in active markets for identical assets or liabilities at the measurement date.

Level 2—	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3—	Prices that are unobservable for the asset or liability and are developed based on the best information available under the circumstances, which might include the Company’s own data.

The following is a summary of the carrying values and estimated fair values of our long-term debt and commodity purchase contracts as of December 31, 2015 and 2014:

	December 31, 2015		December 31, 2014
(In millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Level 1:
Long-term debt:
4.625 Notes (net of debt issuance costs totaling $9.6 million and $11.3 million at December 31, 2015 and 2014, respectively)	$678.4	$635.1	$676.7	$651.9
4.875 Notes (net of debt issuance costs totaling $5.8 million and $6.5 million at December 31, 2015 and 2014, respectively)	$444.2	$408.4	$443.5	$426.7
Level 2:
Long-term debt:
Term Loan Facility (net of debt issuance costs totaling $2.4 million at December 31, 2014)	$—	$—	$192.1	$194.4
New Term Loan Facility (net of deferred financing fees totaling $3.1 million at December 31, 2015)	$244.4	$247.8	$—	$—
Derivative instruments:
Commodity purchase contracts	$(0.4)	$(0.4)	$(12.9)	$(12.9)